Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding	32,975,000	2,282,609	850,202	32,975,000	9,322,714
Diluted net loss per share	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)
Class B Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding	8,243,750	7,500,000	7,287,449	8,243,750	7,485,546
Diluted net loss per share	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)